Revenues and Cost of Revenues (Table) (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Revenues and Cost of Revenues [Abstract]
Sales of marine petroleum products	$ 5,170,187	$ 4,829,473
Voyage revenues	23,020	17,138
Other revenues	31,070	17,688
Total Revenues	5,224,277	4,864,299
Cost of marine petroleum products	4,945,275	4,637,778
Cost of voyage revenues	11,118	11,805
Cost of other revenues	17,889	3,690
Total Cost of Revenues	$ 4,974,282	$ 4,653,273